RIL

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2021 (Unaudited)

Corporate Bonds - 60.7%	Coupon	Maturity	Par Value	Value
Communications - 4.7%
Discovery Communications, LLC	2.950%	03/20/23	$ 900,000	$ 938,387
Discovery Communications, LLC	3.800%	03/13/24	2,085,000	2,246,589
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	1.190%	03/16/22	2,100,000	2,117,270
				5,302,246
Consumer Discretionary - 3.6%
AutoZone, Inc.	3.700%	04/15/22	2,250,000	2,304,377
Silversea Cruise Finance Ltd., 144A	7.250%	02/01/25	1,600,000	1,655,840
				3,960,217
Consumer Staples - 4.0%
Honeywell International, Inc.	0.483%	08/19/22	1,125,000	1,125,971
Kroger Company (The)	3.850%	08/01/23	1,000,000	1,068,095
Mondelēz International, Inc., 144A	2.000%	10/28/21	2,290,000	2,305,439
				4,499,505
Energy - 2.7%
CONSOL Energy, Inc., 144A	11.000%	11/15/25	2,000,000	1,890,000
Exxon Mobil Corporation	3.043%	03/01/26	1,000,000	1,086,130
				2,976,130
Financials - 19.6%
Bank of America Corporation (3MO LIBOR + 370.5, effective 09/05/24) (a)(b)	6.250%	03/05/65	2,000,000	2,230,000
Charles Schwab Corporation (The)	0.900%	03/11/26	3,000,000	2,966,558
CNG Holdings, Inc., 144A	12.500%	06/15/24	2,700,000	2,575,125
First Maryland Capital I (3MO LIBOR + 100) (a)	1.184%	01/15/27	2,000,000	1,935,084
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 75) (a)	0.925%	02/23/23	500,000	503,869
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	1.176%	07/24/23	2,500,000	2,519,781
JPMorgan Chase & Company (3MO LIBOR + 123) (a)	1.406%	10/24/23	2,000,000	2,028,246
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	2,500,000	2,613,214
Round Up Ventures, L.P. (c)(d)(e)	15.000%	03/06/25	2,295,483	2,463,983
Wells Fargo & Company	3.750%	01/24/24	1,895,000	2,050,095
				21,885,955
Health Care - 11.1%
AbbVie, Inc.	2.900%	11/06/22	3,000,000	3,111,221
AmerisourceBergen Corporation	0.737%	05/15/23	1,465,000	1,468,945

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 60.7% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 11.1% (Continued)
Becton, Dickinson and Company (3MO LIBOR + 103) (a)	1.205%	06/06/22	$ 2,615,000	$ 2,637,929
Becton, Dickinson and Company	2.894%	06/06/22	661,000	677,889
Danaher Corporation	2.200%	11/15/24	1,492,000	1,559,609
McKesson Corporation	0.900%	12/03/25	3,000,000	2,955,662
				12,411,255
Industrials - 5.2%
General Electric Company (3MO LIBOR + 100) (a)	1.184%	03/15/23	1,000,000	1,011,662
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	1,130,000	1,213,118
Republic Services, Inc.	2.500%	08/15/24	849,000	896,188
Roper Technologies, Inc.	2.800%	12/15/21	2,700,000	2,735,488
				5,856,456
Materials - 7.6%
Avnet, Inc.	3.750%	12/01/21	2,600,000	2,637,585
Ball Corporation	5.000%	03/15/22	2,172,000	2,246,282
DowDuPont, Inc.	4.493%	11/15/25	1,345,000	1,527,278
Steel Dynamics, Inc.	2.800%	12/15/24	2,000,000	2,115,968
				8,527,113
Utilities - 2.2%
Southern Company (The)	2.350%	07/01/21	2,495,000	2,499,029

Total Corporate Bonds (Cost $66,595,152)				$ 67,917,906

Convertible Bonds - 9.0%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 2.2%
Patrick Industries, Inc.	1.000%	02/01/23	$ 2,000,000	$ 2,421,250

Financials - 4.3%
Ares Capital Corporation	3.750%	02/01/22	2,000,000	2,069,000
Redwood Trust, Inc.	4.750%	08/15/23	2,700,000	2,710,260
				4,779,260
Technology - 2.5%
Palo Alto Networks, Inc.	0.750%	07/01/23	2,000,000	2,815,000

Total Convertible Bonds (Cost $8,394,862)				$ 10,015,510

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Bank Debt - 1.7%	Coupon	Maturity	Par Value	Value
Financials - 1.3%
NCP SPV Texas, L.P. Revolving Loan (Prime + 275) (a)(c)(e)	6.000%	11/30/22	$ 1,375,135	$ 1,405,333

Materials - 0.4%
Ball Metalpack, LLC (3MO LIBOR + 450) (a)	4.690%	07/26/25	486,250	483,819

Total Bank Debt (Cost $1,858,953)				$ 1,889,152

Common Stocks - 2.2%			Shares	Value
Financials - 2.2%
Capital One Financial Corporation			$ 9,904	$ 1,476,488
Lincoln National Corporation			15,673	1,005,110
Total Common Stocks (Cost $934,971)				$ 2,481,598

Warrants - 0.0% (f)			Shares	Value
Materials - 0.0% (f)
American Zinc Recycling, LLC, $630.227, expires 09/30/22 (c)(e)(g) (Cost $1,211,719)			965	$ 10

Commercial Paper - 10.7% (h)			Par Value	Value
Catholic Health Initiatives, 0243%, due 05/27/21			$ 2,000,000	$ 1,999,654
Cigna Corporation, 0.203%, due 05/07/21			2,000,000	1,999,933
FMC Corporation, 0.355%, due 05/05/21			3,000,000	2,999,883
Harley-Davidson, Inc., 0.305%, due 05/18/21			2,000,000	1,999,716
VW Credit, Inc., 0.193%, due 05/18/21			3,000,000	2,999,731
Total Commercial Paper (Cost $11,998,917)				$ 11,998,917

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Money Market Funds - 15.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.010% (i) (Cost $16,825,435)	16,825,435	$ 16,825,435

Total Investments at Value - 99.4% (Cost $107,820,009)		$ 111,128,528

Other Assets in Excess of Liabilities - 0.6%		715,586

Net Assets - 100.0%		$ 111,844,114

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $12,252,736 as of April 30, 2021, representing 11.0% of net assets.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity date.
(c)	Illiquid security. The total fair value of these securities as of April 30, 2021 was $3,869,326, representing 3.5% of net assets.
(d)	Payment-in-kind bond. The rate shown is the coupon rate of 11.0% and the payment-in-kind rate of 4.0%.
(e)	Security has been fair valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of these securities as of April 30, 2021 was $3,869,326, representing 3.5% of net assets.
(f)	Percentage rounds to less than 0.1%.
(g)	Non-income producing security.
(h)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.
(i)	The rate shown is the 7-day effective yield as of April 30, 2021.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2021 (Unaudited)

Corporate Bonds - 56.6%	Coupon	Maturity	Par Value	Value
Communications - 2.6%
Discovery Communications, LLC	3.300%	05/15/22	$ 1,161,000	$ 1,193,664
Discovery Communications, LLC	4.900%	03/11/26	1,000,000	1,142,916
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	1.190%	03/16/22	5,000,000	5,041,119
				7,377,699
Consumer Discretionary - 2.3%
Marriott International, Inc.	2.300%	01/15/22	2,000,000	2,019,204
Silversea Cruise Finance Ltd., 144A	7.250%	02/01/25	4,500,000	4,657,050
				6,676,254
Consumer Staples - 6.3%
Keurig Dr Pepper, Inc.	3.551%	05/25/21	6,700,000	6,712,973
Kroger Company (The)	2.950%	11/01/21	5,206,000	5,261,646
Mondelēz International, Inc., 144A	2.000%	10/28/21	5,995,000	6,035,418
				18,010,037
Energy - 1.2%
CONSOL Energy, Inc., 144A	11.000%	11/15/25	3,700,000	3,496,500

Financials - 21.6%
Bank of America Corporation (3MO LIBOR + 370.5, effective 09/05/24) (a)(b)	6.250%	03/05/65	4,000,000	4,460,000
Bank of the Ozarks, Inc. (3MO LIBOR + 442.5, effective 07/01/21) (a)	5.500%	07/01/26	4,792,000	4,819,509
Barclays Bank plc (3MO LIBOR + 211) (a)	2.305%	08/10/21	2,684,000	2,698,322
Charles Schwab Corporation (The)	0.900%	03/11/26	7,000,000	6,921,969
Citigroup, Inc.	2.900%	12/08/21	2,220,000	2,250,350
CNG Holdings, Inc., 144A	12.500%	06/15/24	6,300,000	6,008,625
First Maryland Capital I (3MO LIBOR + 100) (a)	1.184%	01/15/27	5,000,000	4,837,709
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 75) (a)	0.925%	02/23/23	500,000	503,869
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	1.176%	07/24/23	5,500,000	5,543,519
JPMorgan Chase & Company	2.700%	05/18/23	3,000,000	3,129,850
JPMorgan Chase & Company (3MO LIBOR + 123) (a)	1.406%	10/24/23	2,115,000	2,144,870
Morgan Stanley	4.875%	11/01/22	3,100,000	3,300,071
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	5,000,000	5,226,427
Round Up Ventures, L.P. (c)(d)(e)	15.000%	03/06/25	5,008,326	5,375,963

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 56.6% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 22.0% (Continued)
Truist Bank (3MO LIBOR + 67) (a)	0.870%	05/15/27	$ 4,788,000	$ 4,655,070
				61,876,123
Health Care - 7.7%
AbbVie, Inc.	2.900%	11/06/22	7,275,000	7,544,711
Becton, Dickinson and Company (3MO LIBOR + 103) (a)	1.205%	06/06/22	5,825,000	5,876,076
McKesson Corporation	0.900%	12/03/25	8,665,000	8,536,938
				21,957,725
Industrials - 6.0%
General Electric Company (3MO LIBOR + 100) (a)	1.184%	03/15/23	5,000,000	5,058,308
Penske Truck Leasing Company, L.P., 144A	2.700%	03/14/23	5,000,000	5,181,074
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	1,000,000	1,073,556
Roper Technologies, Inc.	2.800%	12/15/21	5,703,000	5,777,958
				17,090,896
Materials - 7.2%
Ball Corporation	5.000%	03/15/22	7,912,000	8,182,590
Cabot Corporation	3.700%	07/15/22	3,980,000	4,097,011
Sherwin-Williams Company (The)	4.200%	01/15/22	5,250,000	5,341,148
Steel Dynamics, Inc.	2.800%	12/15/24	2,696,000	2,852,325
				20,473,074
Utilities - 1.7%
Duke Energy Corporation (3MO LIBOR + 25) (a)	0.440%	11/26/21	3,000,000	3,002,162
Southern Company (The)	2.350%	07/01/21	2,000,000	2,003,230
				5,005,392

Total Corporate Bonds (Cost $159,954,658)				$ 161,963,700

U.S. Treasury Obligations - 10.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	0.250%	06/30/25	$ 10,000,000	$ 9,833,594
U.S. Treasury Notes	0.750%	03/31/26	10,000,000	9,956,250
U.S. Treasury Notes	0.375%	07/31/27	10,000,000	9,517,969
Total U.S. Treasury Obligations (Cost $29,278,030)				$ 29,307,813

Bank Debt - 0.8%	Coupon	Maturity	Par Value	Value
Financials - 0.8%
NCP SPV Texas, L.P. Revolving Loan (Prime + 275) (a)(c)(e) (Cost $2,291,892)	6.000%	11/30/22	$ 2,291,892	$ 2,342,222

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Commercial Paper - 10.8% (f)	Par Value	Value
Catholic Health Initiatives, 0243%, due 05/27/21	$ 7,000,000	$ 6,998,787
Exxon Mobile Corporation, 0.041%, due 05/17/21	8,000,000	7,999,858
FMC Corporation, 0.355%, due 05/05/21	8,000,000	7,999,689
VW Credit, Inc., 0.193%, due 05/18/21	8,000,000	7,999,282
Total Commercial Paper (Cost $30,997,616)		$ 30,997,616

Money Market Funds - 20.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.010% (g) (Cost $59,418,657)	59,418,657	$ 59,418,657

Total Investments at Value - 99.3% (Cost $281,940,853)		$ 284,030,008

Other Assets in Excess of Liabilities - 0.7%		2,036,909

Net Assets - 100.0%		$ 286,066,917

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $31,678,650 as of April 30, 2021, representing 11.1% of net assets.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity date.
(c)	Illiquid security. The total fair value of these securities as of April 30, 2021 was $7,718,185, representing 2.7% of net assets.
(d)	Payment-in-kind bond. The rate shown is the coupon rate of 11.0% and the payment-in-kind rate of 4.0%.
(e)	Security has been fair valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of these securities as of April 30, 2021 was $7,718,185, representing 2.7% of net assets.
(f)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.
(g)	The rate shown is the 7-day effective yield as of April 30, 2021.